Filed Pursuant to Rule 485(b)

Registration No. 002-71299

811-03153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 263	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 269	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor,

Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze, Esq.	John V. O’Hanlon, Esq.
Associate General Counsel	Dechert LLP
Russell Investment Company	One International Place, 40th Floor
1301 Second Avenue, 18th Floor	Boston, Massachusetts 02110
Seattle, Washington 98101	617-728-7100
206-505-4846

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________________, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 262 to Registration Nos. 002-71299 and 811-03153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 263 to Registration Nos. 002-71299 and 811-03153. This Post-Effective Amendment No. 263 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 262. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before March 1, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 263 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 3rd day of February, 2023.

RUSSELL INVESTMENT COMPANY
Registrant
By:	*
Vernon Barback, Trustee, President and
Chief Executive Officer (Principal Executive Officer)

/s/ Andrea Hood
* By Andrea Hood
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 3, 2023.

Signatures	Signatures

**	*
Kari Seabrands, Treasurer, Chief	Vernon Barback, Trustee, President and
Financial Officer (Principal Financial	Chief Executive Officer (Principal Executive
Officer) and Chief Accounting Officer	Officer)
(Principal Accounting Officer)

*	*
Michelle Cahoon, Trustee	Michael Day, Trustee

*	*
Katherine W. Krysty, Trustee	Julie Dien Ledoux, Trustee

*	*
Jeremy May, Trustee	Jeannie Shanahan, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Andrea Hood
*By Andrea Hood
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 262 to Registration Statement Nos. 002-71299 and 811-03153.
**	Executed pursuant to powers of attorney filed herein.

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Russell Investment Company (the “Trust”) do hereby severally constitute and appoint Mary Beth Rhoden Albaneze and Andrea Hood, or either of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 002-71299 and 811-3153), Post-Effective Amendments and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby give to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof. These powers of attorney will terminate on September 30, 2023.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURE	TITLE	DATE

/s/ Kari Seabrands	Treasurer, Chief Financial	January 4, 2023
Kari Seabrands	Officer and Chief Accounting Officer